Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

June 20, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Hatteras Core Alternatives Institutional Fund, L.P. (the “Fund”)
(File Nos. 333-199044/ 811-21986)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment to the registration statement on Form N-2 (the “Registration Statement”) of Hatteras Core Alternatives Institutional Fund, L.P. (the “Registrant”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules thereunder. The purpose of this amendment is to denote Portfolio Advisors, LLC as the new investment sub-advisor of the Registrant and to make other non-material changes.

Please be advised that the Registrant intends to request acceleration of the Registration Statement to on or about July 28, 2017.  We will forward a specific request for acceleration after we have responded to the Staff’s comments, if any, on the Registration Statement.

Questions and comments may be directed to the undersigned at (215) 988-2497.

Very truly yours,

/s/ Catherine A. DiValentino
Catherine A. DiValentino

cc: Joshua B. Deringer